Investments under Cost Method - Schedule of Investments under Cost Method (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Global Market [Member] USD ($)	Dec. 31, 2013 Global Market [Member] CNY	Dec. 31, 2012 Global Market [Member] CNY	Dec. 31, 2013 Tophere [Member] USD ($)	Dec. 31, 2013 Tophere [Member] CNY	Dec. 31, 2012 Tophere [Member] CNY
Schedule of Cost-method Investments [Line Items]
Investments under cost method	$ 1,862	11,274	11,590	$ 1,676	10,147	10,463	$ 186	1,127	1,127